T. ROWE PRICE QM U.S. Bond Index Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.3%
Car Loan 1.4%
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,170 1,157
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 627
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 3,011
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 2,024
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  300 303
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 217
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,668
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 1,730 1,736
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915 900
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,887
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 520 523
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,517
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  615 616
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,286
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 405 405

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 385 385
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 233 234
18,496
Credit Card 0.0%
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  250 254
254
Other Asset-Backed Securities 1.5%
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.634%, 4/15/35 (1) 2,280 2,278
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.716%, 7/15/36 (1) 1,565 1,565
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 772 720
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,667 1,451
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.749%, 5/20/34 (1) 2,155 2,155
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 53 52
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 880 900
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 447 456
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 1/17/37 (1) 1,160 1,160
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,270 1,226
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.095%, 1/15/36 (1) 1,080 1,081

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.604%, 10/15/32 (1) 1,255 1,258
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 1,210 1,213
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 655 623
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 195 183
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 115 115
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 7.025%, 11/15/36 (1) 1,410 1,411
Progress Residential Trust
Series 2024-SFR1, Class A
3.35%, 2/17/41 (1) 975 905
18,752
Student Loan 0.4%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 500 483
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 779 733
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 242 219
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 215 198
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 354 343
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 396 370
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,057 962

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 2,027 1,794
5,102
Total Asset-Backed Securities
(Cost $43,967) 42,604
CORPORATE BONDS 27.6%
FINANCIAL INSTITUTIONS 10.5%
Banking 6.2%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 384
Ally Financial, 2.20%, 11/2/28  1,505 1,289
American Express, 4.90%, 2/13/26  3,385 3,394
Banco Santander, 3.49%, 5/28/30  600 544
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,260 1,255
Bank of America, 3.50%, 4/19/26  600 585
Bank of America, 4.00%, 1/22/25  650 641
Bank of America, 4.20%, 8/26/24  290 287
Bank of America, 6.00%, 10/15/36  300 325
Bank of America, 7.75%, 5/14/38  150 184
Bank of America, VR, 2.592%, 4/29/31 (2) 1,875 1,620
Bank of America, VR, 2.676%, 6/19/41 (2) 1,575 1,137
Bank of America, VR, 3.824%, 1/20/28 (2) 2,280 2,208
Bank of America, VR, 4.244%, 4/24/38 (2) 45 41
Bank of New York Mellon, VR, 6.474%, 10/25/34 (2) 1,440 1,585
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 3,570 3,567
Barclays, VR, 2.852%, 5/7/26 (2) 1,640 1,587
BPCE, 4.50%, 3/15/25 (1) 1,015 998
Capital One Financial, 3.65%, 5/11/27  1,430 1,369
Capital One Financial, VR, 6.051%, 2/1/35 (2) 365 371
Citigroup, 5.875%, 1/30/42  450 485
Citigroup, VR, 3.887%, 1/10/28 (2) 2,050 1,989
Citigroup, VR, 4.075%, 4/23/29 (2) 1,920 1,852
Credit Suisse, 2.95%, 4/9/25  1,080 1,049
Danske Bank, VR, 3.244%, 12/20/25 (1)(2) 2,290 2,242
Discover Bank, 2.70%, 2/6/30  2,000 1,707
Discover Financial Services, 3.75%, 3/4/25  1,440 1,407
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2) 460 476
Goldman Sachs Group, 3.50%, 1/23/25  750 738
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,194
Goldman Sachs Group, 4.25%, 10/21/25  825 810
Goldman Sachs Group, 6.75%, 10/1/37  455 506
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2) 1,915 1,884
HSBC Bank USA, 5.875%, 11/1/34  550 558

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
HSBC Holdings, VR, 2.013%, 9/22/28 (2) 3,345 2,976
ING Groep, VR, 6.114%, 9/11/34 (2) 740 775
JPMorgan Chase, 2.95%, 10/1/26  980 937
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,230 1,083
JPMorgan Chase, VR, 3.782%, 2/1/28 (2) 990 954
JPMorgan Chase, VR, 3.882%, 7/24/38 (2) 1,405 1,230
JPMorgan Chase, VR, 5.299%, 7/24/29 (2) 3,170 3,223
Lloyds Banking Group, VR, 5.462%, 1/5/28 (2) 1,015 1,021
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,130
Morgan Stanley, 3.125%, 7/27/26  2,000 1,917
Morgan Stanley, 4.30%, 1/27/45  750 669
Morgan Stanley, 6.25%, 8/9/26  175 181
Morgan Stanley, VR, 2.188%, 4/28/26 (2) 1,410 1,360
Morgan Stanley, VR, 3.217%, 4/22/42 (2) 830 645
PNC Financial Services Group, VR, 4.758%, 1/26/27 (2) 1,920 1,903
Santander Holdings USA, VR, 6.499%, 3/9/29 (2) 885 917
Societe Generale, VR, 6.066%, 1/19/35 (1)(2) 1,305 1,309
State Street, VR, 4.857%, 1/26/26 (2) 640 638
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,771
Toronto-Dominion Bank, 1.15%, 6/12/25 (3) 1,725 1,641
Truist Financial, 1.95%, 6/5/30  1,470 1,227
U.S. Bancorp, VR, 5.384%, 1/23/30 (2) 665 673
UBS Group, VR, 1.364%, 1/30/27 (1)(2) 1,700 1,569
UBS Group, VR, 2.193%, 6/5/26 (1)(2) 1,405 1,342
UBS Group, VR, 2.593%, 9/11/25 (1)(2) 1,400 1,373
Wells Fargo, VR, 2.188%, 4/30/26 (2) 1,655 1,592
Wells Fargo, VR, 2.393%, 6/2/28 (2) 2,415 2,225
Wells Fargo, VR, 5.574%, 7/25/29 (2) 1,250 1,277
Wells Fargo, VR, 6.303%, 10/23/29 (2) 1,380 1,455
80,281
Brokerage Asset Managers Exchanges 0.1%
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,372
1,372
Finance Companies 0.6%
AerCap Ireland Capital, 5.75%, 6/6/28  1,500 1,530
AerCap Ireland Capital, 6.15%, 9/30/30  700 730
AerCap Ireland Capital, 6.50%, 7/15/25  655 666
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 495 490
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,597
GATX, 4.35%, 2/15/24  2,355 2,353
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 525 522
7,888
Insurance 2.2%
AIA Group, 3.20%, 3/11/25 (1) 510 501
Allstate, 6.125%, 12/15/32  150 159
American International Group, 3.875%, 1/15/35  425 385

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Aon, 3.875%, 12/15/25  405 398
Aon Corp., 5.00%, 9/12/32 (3) 3,075 3,093
Chubb INA Holdings, 3.35%, 5/15/24  550 546
Elevance Health, 4.55%, 3/1/48  1,135 1,014
Elevance Health, 4.65%, 1/15/43  485 448
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,570
First American Financial, 4.60%, 11/15/24  410 406
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,100 1,041
Humana, 2.15%, 2/3/32  1,050 848
Humana, 3.70%, 3/23/29  880 837
Humana, 5.95%, 3/15/34  835 882
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,252
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,220
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,900
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,123
Principal Financial Group, 2.125%, 6/15/30  1,900 1,611
Principal Financial Group, 3.40%, 5/15/25  1,215 1,188
Principal Financial Group, 3.70%, 5/15/29  10 9
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,220
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,195
Travelers, 6.25%, 6/15/37  225 255
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,661
UnitedHealth Group, 3.75%, 7/15/25  400 394
UnitedHealth Group, 4.75%, 7/15/45  900 871
Willis North America, 4.50%, 9/15/28  1,110 1,084
28,120
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,539
Brixmor Operating Partnership, 3.90%, 3/15/27  495 474
Brixmor Operating Partnership, 4.05%, 7/1/30  760 713
Essex Portfolio, 2.65%, 3/15/32  660 554
Essex Portfolio, 4.50%, 3/15/48 (3) 1,455 1,254
Extra Space Storage, 4.00%, 6/15/29  15 14
Healthcare Realty Holdings, 3.625%, 1/15/28  605 560
Healthpeak OP, 2.125%, 12/1/28  710 625
Healthpeak OP, 2.875%, 1/15/31  420 364
Kilroy Realty, 3.45%, 12/15/24  750 736
Kilroy Realty, 4.375%, 10/1/25  335 327
Prologis, 4.00%, 9/15/28  2,110 2,063
Public Storage Operating, 1.95%, 11/9/28  1,285 1,149
Realty Income, 2.20%, 6/15/28  685 615
Realty Income, 3.95%, 8/15/27  835 812
Realty Income, 4.625%, 11/1/25  1,775 1,758

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Regency Centers, 3.60%, 2/1/27  350 336
Regency Centers, 4.125%, 3/15/28  520 501
Regency Centers, 5.25%, 1/15/34 (3) 1,340 1,341
Simon Property Group, 3.80%, 7/15/50  2,830 2,239
17,984
Total Financial Institutions 135,645
INDUSTRIAL 14.9%
Basic Industry 0.3%
Air Products & Chemicals, 1.50%, 10/15/25  150 142
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 535
LYB International Finance II, 3.50%, 3/2/27 (3) 1,000 964
Nucor, 2.70%, 6/1/30 (3) 775 699
Nucor, 3.95%, 5/1/28  1,405 1,376
Nutrien, 4.00%, 12/15/26  525 514
Packaging Corp. of America, 3.65%, 9/15/24  395 390
4,620
Capital Goods 0.5%
Amphenol, 4.75%, 3/30/26  310 310
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,649
General Dynamics, 3.25%, 4/1/25  35 34
John Deere Capital, 4.50%, 1/8/27  1,840 1,844
L3Harris Technologies, 3.832%, 4/27/25  295 290
Lockheed Martin, 3.60%, 3/1/35  240 218
Lockheed Martin, 4.07%, 12/15/42  184 163
Mohawk Industries, 5.85%, 9/18/28 (3) 1,430 1,478
Republic Services, 2.50%, 8/15/24  20 20
Republic Services, 3.375%, 11/15/27  585 561
Vulcan Materials, 4.50%, 6/15/47  5 4
6,571
Communications 2.6%
America Movil, 2.875%, 5/7/30  1,500 1,343
America Movil, 3.625%, 4/22/29  1,475 1,397
America Movil, 6.375%, 3/1/35 (3) 300 334
American Tower, 2.40%, 3/15/25  1,010 978
AT&T, 2.25%, 2/1/32  3,500 2,889
AT&T, 4.35%, 3/1/29 (3) 1,020 1,004
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,955
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,137
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,219
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 67
Comcast, 3.95%, 10/15/25  845 834
Crown Castle, 2.25%, 1/15/31  1,665 1,380
Crown Castle International, 3.70%, 6/15/26  700 679
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 190

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Interpublic Group, 4.20%, 4/15/24  410 408
Meta Platforms, 5.60%, 5/15/53  1,825 1,946
Omnicom Group, 3.60%, 4/15/26  695 678
Omnicom Group, 3.65%, 11/1/24  460 453
Rogers Communications, 3.625%, 12/15/25  335 327
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 974
T-Mobile USA, 3.75%, 4/15/27  3,565 3,451
Time Warner Cable, 6.55%, 5/1/37  235 235
Time Warner Cable, 6.75%, 6/15/39  275 272
Verizon Communications, 1.68%, 10/30/30  625 514
Verizon Communications, 2.65%, 11/20/40  3,200 2,287
Verizon Communications, 4.00%, 3/22/50  1,500 1,230
Vodafone Group, 4.25%, 9/17/50  700 577
Vodafone Group, 4.875%, 6/19/49  20 18
Walt Disney, 3.70%, 10/15/25  285 280
Warnermedia Holdings, 5.05%, 3/15/42  1,570 1,390
Weibo, 3.50%, 7/5/24  1,275 1,264
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,334
33,053
Consumer Cyclical 2.6%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,007
Amazon.com, 2.80%, 8/22/24  585 577
AutoZone, 1.65%, 1/15/31 (3) 2,000 1,614
AutoZone, 3.125%, 4/18/24  2,320 2,308
AutoZone, 3.125%, 4/21/26  445 429
AutoZone, 3.75%, 6/1/27 (3) 20 19
AutoZone, 5.05%, 7/15/26  1,390 1,395
Booking Holdings, 3.65%, 3/15/25  810 797
Daimler Truck Finance North America, 5.375%, 1/18/34 (1)(3) 560 568
Ford Motor Credit, 7.122%, 11/7/33  635 679
General Motors, 4.00%, 4/1/25  1,090 1,076
Home Depot, 5.875%, 12/16/36  3,000 3,316
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,400
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 824
McDonald's, 1.45%, 9/1/25  935 887
McDonald's, 3.30%, 7/1/25  15 15
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)(3) 1,930 1,930
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29 (3) 2,470 2,376
O'Reilly Automotive, 5.75%, 11/20/26  390 399
PACCAR Financial, 5.20%, 11/9/26  2,895 2,946
Ross Stores, 1.875%, 4/15/31  300 247
Ross Stores, 4.60%, 4/15/25  3,575 3,552
TJX, 1.60%, 5/15/31  1,425 1,166
Toyota Motor Credit, 4.80%, 1/5/26 (3) 2,945 2,959
33,505

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical 4.1%
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,553
AbbVie, 3.20%, 5/14/26  225 218
AbbVie, 4.45%, 5/14/46  1,280 1,168
AbbVie, 4.50%, 5/14/35  1,235 1,203
AbbVie, 4.70%, 5/14/45  1,385 1,308
Altria Group, 2.35%, 5/6/25  250 242
Amgen, 2.60%, 8/19/26  1,275 1,210
Amgen, 2.77%, 9/1/53  1,239 785
Amgen, 5.15%, 3/2/28  1,615 1,642
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 32
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,334
Banner Health, 1.897%, 1/1/31  850 703
Banner Health, 2.913%, 1/1/51  35 24
BAT Capital, 4.39%, 8/15/37  1,515 1,273
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,905
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,074
Biogen, 2.25%, 5/1/30  2,885 2,455
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 903
Cardinal Health, 3.41%, 6/15/27  1,405 1,341
Cardinal Health, 3.75%, 9/15/25  905 885
Centra Health, 4.70%, 1/1/48  25 22
CommonSpirit Health, 2.76%, 10/1/24 (3) 865 849
CommonSpirit Health, 2.782%, 10/1/30  980 859
CommonSpirit Health, 3.91%, 10/1/50  40 31
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 928
CVS Health, 2.70%, 8/21/40  2,425 1,710
CVS Health, 5.125%, 7/20/45  925 866
Hackensack Meridian Health, 4.211%, 7/1/48 (3) 1,680 1,490
Hasbro, 3.00%, 11/19/24  1,395 1,367
HCA, 4.125%, 6/15/29  1,695 1,604
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 875
IQVIA, 6.25%, 2/1/29 (1) 735 764
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,122
Keurig Dr Pepper, 2.55%, 9/15/26  450 426
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 1,404
McKesson, 5.25%, 2/15/26  3,635 3,639
MedStar Health, Series 20A, 3.626%, 8/15/49  920 708
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 513
Merck, 5.00%, 5/17/53  810 809
Nestle Holdings, 4.85%, 3/14/33 (1) 2,700 2,758
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,037
Perrigo Finance Unlimited, 4.65%, 6/15/30  1,725 1,578
Revvity, 1.90%, 9/15/28  1,575 1,370

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 358
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 1,980
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,404
52,734
Energy 2.1%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,908
Boardwalk Pipelines, 4.45%, 7/15/27  230 225
Boardwalk Pipelines, 4.95%, 12/15/24  380 378
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,250
Cameron LNG, 2.902%, 7/15/31 (1) 520 458
Cameron LNG, 3.701%, 1/15/39 (1) 430 367
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,338
Enbridge, 4.25%, 12/1/26  355 350
Enbridge, 5.50%, 12/1/46 (3) 555 553
Enbridge, 6.70%, 11/15/53  610 706
Enbridge Energy Partners, 5.50%, 9/15/40  170 167
Energy Transfer, 3.75%, 5/15/30  680 629
Energy Transfer, 5.25%, 4/15/29  1,105 1,115
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,851
Kinder Morgan, 5.20%, 6/1/33 (3) 1,800 1,785
MPLX, 5.65%, 3/1/53  1,600 1,572
Pioneer Natural Resources, 1.125%, 1/15/26  695 648
Pioneer Natural Resources, 5.10%, 3/29/26  635 638
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 794
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 635
Spectra Energy Partners, 3.375%, 10/15/26  460 443
Spectra Energy Partners, 4.75%, 3/15/24  25 25
TotalEnergies Capital International, 2.434%, 1/10/25  40 39
TransCanada PipeLines, 6.203%, 3/9/26  3,340 3,340
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 711
Williams, 4.85%, 3/1/48  190 172
Williams, 4.90%, 3/15/29  1,415 1,416
Woodside Finance, 3.70%, 9/15/26 (1) 330 318
Woodside Finance, 3.70%, 3/15/28 (1) 435 409
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,375
26,615
Industrial Other 0.2%
Georgetown University, Series B, 4.315%, 4/1/49 (3) 1,475 1,301
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 863
President & Fellows of Harvard College, 3.619%, 10/1/37 (3) 385 343
2,507
Technology 1.8%
Apple, 3.20%, 5/13/25  45 44
Apple, 4.85%, 5/10/53 (3) 2,100 2,124
Fiserv, 3.20%, 7/1/26  10 10

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Intuit, 5.125%, 9/15/28  2,880 2,958
Keysight Technologies, 4.55%, 10/30/24  1,427 1,415
Micron Technology, 4.185%, 2/15/27  805 787
Moody's, 2.00%, 8/19/31 (3) 1,660 1,363
NXP, 3.15%, 5/1/27  395 374
QUALCOMM, 3.25%, 5/20/27 (3) 1,004 973
RELX Capital, 3.00%, 5/22/30  1,120 1,020
Roper Technologies, 2.00%, 6/30/30  575 488
Roper Technologies, 2.95%, 9/15/29  685 625
Roper Technologies, 3.80%, 12/15/26  660 645
ServiceNow, 1.40%, 9/1/30  3,710 3,051
Texas Instruments, 1.375%, 3/12/25  655 631
Thomson Reuters, 3.35%, 5/15/26  225 217
VMware, 1.40%, 8/15/26  3,475 3,177
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  2,684 2,788
22,695
Transportation 0.7%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  28 25
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 112
Canadian National Railway, 5.85%, 11/1/33  920 1,003
Canadian National Railway, 6.25%, 8/1/34  95 106
Canadian Pacific Railway, 1.75%, 12/2/26  845 781
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,024
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 871
Canadian Pacific Railway, 4.70%, 5/1/48  720 649
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 15
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 235
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,594
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,521
Transurban Finance, 3.375%, 3/22/27 (1) 235 224
Transurban Finance, 4.125%, 2/2/26 (1) 185 181
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  629 550
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30 (3) 938 839
9,730
Total Industrial 192,030
UTILITY 2.2%
Electric 1.9%
Ameren, 5.70%, 12/1/26  1,820 1,862
American Electric Power, 5.20%, 1/15/29  2,595 2,634
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 183
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33 (3) 100 115
CMS Energy, 4.875%, 3/1/44  635 598
Duke Energy, 2.65%, 9/1/26  355 338
Duke Energy, 3.75%, 9/1/46  280 215

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Duke Energy, 4.85%, 1/5/27  2,015 2,021
Duke Energy Florida, 6.35%, 9/15/37  170 188
Duke Energy Progress, 5.35%, 3/15/53  600 599
Duke Energy Progress, 6.30%, 4/1/38  100 110
Exelon, 3.40%, 4/15/26  1,815 1,759
Georgia Power, 4.95%, 5/17/33  895 895
Metropolitan Edison, 4.30%, 1/15/29 (1) 2,320 2,254
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,710
Mississippi Power, 3.95%, 3/30/28  905 877
Nevada Power, Series N, 6.65%, 4/1/36  400 440
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,355 1,369
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,797
PECO Energy, 5.95%, 10/1/36  150 162
Public Service Electric & Gas, 5.70%, 12/1/36  180 190
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 176
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,490
Southern, 4.40%, 7/1/46  1,935 1,693
Tampa Electric, 6.15%, 5/15/37  700 742
24,417
Natural Gas 0.3%
APA Infrastructure, 4.25%, 7/15/27 (1) 385 375
NiSource, 1.70%, 2/15/31  1,280 1,035
NiSource, 3.49%, 5/15/27  710 684
NiSource, 3.95%, 3/30/48  1,000 796
Southern California Gas, Series KK, 5.75%, 11/15/35  140 145
3,035
Total Utility 27,452
Total Corporate Bonds
(Cost $381,213) 355,127
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.4%
Local Authorities 0.9%
Province of Alberta, 3.30%, 3/15/28  1,605 1,548
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,407
Province of British Columbia, 4.20%, 7/6/33 (3) 2,644 2,611
Province of Manitoba, Series GX, 2.60%, 4/16/24  1,507 1,498
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 2,031
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,481
Province of Quebec, Series PD, 7.50%, 9/15/29  104 121
Province of Quebec, Series QO, 2.875%, 10/16/24 (3) 35 34
11,731
Owned No Guarantee 0.1%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 266

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 509
775
Sovereign 0.4%
Government of Qatar, 3.75%, 4/16/30 (1) 730 706
Republic of Poland, 3.25%, 4/6/26  890 869
United Mexican States, 2.659%, 5/24/31  5,154 4,335
5,910
Total Foreign Government Obligations & Municipalities
(Cost $19,413) 18,416
MUNICIPAL SECURITIES 3.3%
California 0.5%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 829
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%,
4/1/41  1,275 1,014
California, Build America, GO, 7.625%, 3/1/40  1,350 1,697
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (4) 250 250
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 833
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 486
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 309
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 561
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 500
6,479
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,144
1,144
Georgia 0.4%
Fulton County, Build America, Series 2010-B, GO, 5.148%, 7/1/39  2,660 2,718
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,737 1,961
4,679
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,523
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 553
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 344
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 514
2,934

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 1,725
1,725
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,364
1,364
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 1,971
1,971
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,244
1,244
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 788
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 761
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,412
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 177
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 552
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Build
America, 5.508%, 8/1/37  35 36
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 40
3,766
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 2,227
2,227
Oregon 0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,909
1,909
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  510 503
503
Texas 0.5%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,181
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 11
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2, 5.169%,
4/1/41  705 734
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,993
5,962

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 16
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,398
1,414
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 519
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  540 573
1,092
Wisconsin 0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,838
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,598
3,436
Total Municipal Securities
(Cost $46,882) 41,849
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.6%
Collateralized Mortgage Obligations 2.2%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (1) 324 289
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 1,115 948
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 959 803
Angel Oak Mortgage Trust
Series 2023-3, Class A1, CMO, STEP
4.80%, 9/26/67 (1) 3,015 2,954
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 969 844
Chase Home Lending Mortgage Trust
Series 2023-RPL1, Class A1, CMO, ARM
3.50%, 6/25/62 (1) 2,942 2,677
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 1,151 963
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 301 281

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.659%, 1/25/30  17 17
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.459%, 2/25/30  2 2
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.345%, 12/25/41 (1) 334 335
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.644%, 5/25/43 (1) 2,334 2,393
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 145 135
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 322 296
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 46 41
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.925%, 10/25/50 (1) 1,076 922
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM
5.25%, 11/25/63 (1) 634 623
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 714 683
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68 (1) 425 436
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 144 129
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M TSFR + 1.214%, 6.55%, 10/25/59 (1) 52 51
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63 (1) 116 118
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.189%, 12/25/49 (1) 2,153 1,780
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 108 100

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 19 19
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 587 564
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 405 372
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 6.195%, 11/25/41 (1) 1,333 1,332
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59 (1) 224 217
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59 (1) 420 408
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 1,304 1,240
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 544 475
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 2,915 2,530
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 542 549
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP
7.272%, 10/25/68 (1) 1,575 1,613
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68 (1) 1,626 1,630
28,769
Commercial Mortgage-Backed Securities 5.4%
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M TSFR + 2.254%, 7.588%, 10/15/37 (1) 3,285 3,269
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.607%, 11/15/34 (1) 545 87
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM
6.363%, 7/15/56  2,305 2,437

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.987%, 10/15/34 (1) 1,890 1,879
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1) 760 481
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 461
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 853
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 960 893
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 876
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 422
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.754%, 11/15/37 (1) 1,298 1,292
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,675
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  870 851
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,752
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 1,195 1,094
Federal Home Loan Mortgage Multifamily Structured PTC
Series K057, Class A1
2.206%, 6/25/25  284 278
Federal Home Loan Mortgage Multifamily Structured PTC
Series K068, Class A1
2.952%, 2/25/27  374 364
Federal Home Loan Mortgage Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  10,520 9,064
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-150, Class A2, ARM
3.71%, 9/25/32  4,545 4,295

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-156, Class A2, ARM
4.43%, 2/25/33  3,725 3,706
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A2
4.40%, 10/25/30  6,065 6,041
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 2,315 2,251
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.348%, 6.681%, 12/15/36 (1) 3,110 3,109
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.947%, 7.28%, 12/15/36 (1) 10 10
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 696
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,680
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 7.068%, 10/15/33 (1) 1,625 1,597
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.548%, 4/15/38 (1) 3,335 3,304
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 38
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 673
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,316
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 2,780 2,371
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 2,954
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M TSFR + 1.614%, 6.947%, 5/15/38 (1) 1,695 1,576
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,179

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 25
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,331
69,180
Residential Mortgage 0.0%
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 6 6
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 67 65
71
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $103,590) 98,020
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 27.8%
U.S. Government Agency Obligations 21.2%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  476 453
3.00%, 12/1/42 - 4/1/47  2,761 2,481
3.50%, 3/1/42 - 3/1/46  2,128 1,989
4.00%, 9/1/40 - 8/1/45  766 738
4.50%, 8/1/39 - 10/1/41  387 386
5.00%, 7/1/25 - 8/1/40  299 302
5.50%, 1/1/35 - 12/1/39  82 84
6.00%, 10/1/32 - 8/1/38  71 74
6.50%, 4/1/24 - 1/1/36  36 37
7.00%, 11/1/30 - 6/1/32  3 3
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 4.849%, 4/1/37  18 18
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  7 7
RFUCCT1Y + 1.75%, 4.125%, 2/1/35  5 5
RFUCCT1Y + 1.917%, 4.292%, 2/1/37  5 6
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  15 15
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  11 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  676 131
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  2,311 2,022
2.00%, 8/1/36 - 5/1/52  29,102 23,711
2.50%, 3/1/42 - 5/1/52  28,122 23,792

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 3/1/35 - 9/1/52  10,355 9,253
3.50%, 5/1/31 - 1/1/52  3,491 3,254
4.00%, 6/1/37 - 2/1/50  2,924 2,785
4.50%, 9/1/37 - 11/1/52  3,056 2,958
5.00%, 12/1/41 - 5/1/53  2,902 2,884
5.50%, 8/1/53  2,351 2,361
Federal National Mortgage Assn.
3.50%, 6/1/43  6 6
4.00%, 11/1/40  366 359
4.50%, 7/1/40  4 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  5 5
RFUCCT1Y + 1.592%, 5.488%, 7/1/36  8 8
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  2 2
RFUCCT1Y + 1.855%, 6.105%, 1/1/37  1 1
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  5,771 4,921
2.00%, 8/1/28 - 5/1/52  62,197 51,675
2.50%, 5/1/30 - 3/1/52  36,595 31,605
3.00%, 10/1/32 - 3/1/52  25,545 23,060
3.50%, 11/1/25 - 1/1/52  18,914 17,574
4.00%, 6/1/37 - 9/1/52  14,455 13,797
4.50%, 9/1/35 - 7/1/53  12,321 12,076
5.00%, 11/1/33 - 7/1/53  3,124 3,122
5.50%, 12/1/34 - 8/1/53  8,535 8,624
6.00%, 2/1/33 - 1/1/54  10,604 10,853
6.50%, 1/1/32 - 11/1/53  2,229 2,291
7.00%, 2/1/24 - 11/1/36  10 10
7.50%, 12/1/30  — —
UMBS, TBA (5)
2.50%, 2/1/54  1,675 1,408
3.50%, 2/1/54  3,220 2,931
5.00%, 2/1/54  7,715 7,614
6.00%, 2/1/54  845 857
6.50%, 2/15/39  1,360 1,392
273,954
U.S. Government Obligations 6.6%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  827 719
2.00%, 3/20/51 - 5/20/52  18,552 15,455
2.50%, 8/20/50 - 1/20/52  17,555 15,180
3.00%, 9/15/42 - 6/20/52  14,868 13,324
3.50%, 9/15/41 - 1/20/49  9,049 8,458
4.00%, 2/15/41 - 10/20/52  7,861 7,518
4.50%, 9/15/34 - 4/20/53  5,992 5,884
5.00%, 1/20/33 - 6/20/49  3,281 3,313

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
5.50%, 10/20/32 - 3/20/49  1,156 1,187
6.00%, 8/15/33 - 4/15/36  13 14
6.50%, 10/15/25 - 8/15/29  2 2
7.50%, 8/15/25 - 3/15/32  29 29
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  78 71
3.50%, 10/20/50  1,015 855
Government National Mortgage Assn., TBA (5)
5.00%, 2/15/39  1,005 998
5.50%, 2/15/39  7,605 7,654
6.00%, 2/15/39  2,165 2,198
6.50%, 2/15/39  1,815 1,855
84,714
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $382,548) 358,668
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 28.0%
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29 (3) 342 380
Federal National Mortgage Assn., 6.625%, 11/15/30 (3) 500 574
954
U.S. Treasury Obligations 27.9%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,731
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,680
U.S. Treasury Bonds, 2.00%, 2/15/50  32,320 20,614
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,503
U.S. Treasury Bonds, 2.25%, 8/15/49  50 34
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,877
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 982
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,657
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,554
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,304
U.S. Treasury Bonds, 3.00%, 11/15/44  615 501
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 3,388
U.S. Treasury Bonds, 3.00%, 11/15/45  6,845 5,536
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,764
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,521
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 12,619
U.S. Treasury Bonds, 3.00%, 8/15/48  60 48
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,329
U.S. Treasury Bonds, 3.125%, 11/15/41 (6) 8,085 6,915
U.S. Treasury Bonds, 3.375%, 8/15/42  7,050 6,197

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.625%, 5/15/53  4,445 3,991
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,925
U.S. Treasury Bonds, 3.875%, 5/15/43  5,045 4,741
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,438
U.S. Treasury Bonds, 4.375%, 5/15/41  20 20
U.S. Treasury Bonds, 4.75%, 2/15/41  35 37
U.S. Treasury Bonds, 4.75%, 11/15/43  2,620 2,774
U.S. Treasury Bonds, 4.75%, 11/15/53  5,590 6,100
U.S. Treasury Notes, 0.375%, 4/30/25  3,760 3,570
U.S. Treasury Notes, 0.50%, 8/31/27  50 44
U.S. Treasury Notes, 0.75%, 3/31/26  6,180 5,749
U.S. Treasury Notes, 0.875%, 6/30/26  20,600 19,100
U.S. Treasury Notes, 1.25%, 8/15/31  5,985 4,953
U.S. Treasury Notes, 1.50%, 11/30/24  6,600 6,420
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 16,206
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,257
U.S. Treasury Notes, 2.50%, 4/30/24  3,740 3,714
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,566
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 12,790
U.S. Treasury Notes, 3.50%, 2/15/33  1,880 1,817
U.S. Treasury Notes, 3.625%, 5/31/28  14,000 13,847
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,468
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,314
U.S. Treasury Notes, 4.125%, 9/30/27  8,110 8,158
U.S. Treasury Notes, 4.125%, 10/31/27  34,035 34,242
U.S. Treasury Notes, 4.375%, 11/30/28  8,285 8,468
U.S. Treasury Notes, 4.50%, 11/15/33  12,350 12,898
U.S. Treasury Notes, 4.625%, 2/28/25  38,000 37,970
U.S. Treasury Notes, 4.625%, 6/30/25  9,000 9,021
359,352
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $392,179) 360,306
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 41,524 41,524
Total Short-Term Investments
(Cost $41,524) 41,524

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 21,169 21,169
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 21,169
Total Securities Lending Collateral
(Cost $21,169) 21,169
Total Investments in Securities 103.8%
(Cost $1,432,485) $ 1,337,683
Other Assets Less Liabilities (3.8)% (49,522)
Net Assets 100.0% $ 1,288,161
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$132,738 and represents 10.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at January 31, 2024.
(4) Insured by Assured Guaranty Municipal Corporation
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $26,907 and represents 2.1% of net assets.
(6) At January 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 811 U.S. Treasury Notes five year contracts 3/24 87,905 $ 1,881
Long, 45 U.S. Treasury Notes ten year contracts 3/24 5,055 135
Long, 64 U.S. Treasury Notes two year contracts 3/24 13,162 110
Net payments (receipts) of variation margin to date (1,652)
Variation margin receivable (payable) on open futures contracts $ 474

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 433++
Totals $ —# $ — $ 433+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 45,362  ¤  ¤ $ 62,693
Total $ 62,693^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $433 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $62,693.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE QM U.S. Bond Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,274,990 $ — $ 1,274,990
Short-Term Investments 41,524 — — 41,524
Securities Lending Collateral 21,169 — — 21,169
Total Securities 62,693 1,274,990 — 1,337,683
Futures Contracts* 2,126 — — 2,126
Total $ 64,819 $ 1,274,990 $ — $ 1,339,809
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F134-054Q1 01/24